Business Combination: Acquisition of Tupperware’s Latin American Operations - Schedule of Contractual Consideration and Amounts Provisionally Recorded (Details) - Jun. 30, 2026
$ in Thousands, $ in Thousands
	MXN ($)	USD ($)
Cash consideration [Member]
Schedule of Contractual Consideration and Amounts Provisionally Recorded [Line Items]
Contractual amount	$ 3,730,358	$ 215,000,000
Share consideration [Member]
Schedule of Contractual Consideration and Amounts Provisionally Recorded [Line Items]
Contractual amount	607,268	35,000,000
Total consideration before resolution of closing adjustments [Member]
Schedule of Contractual Consideration and Amounts Provisionally Recorded [Line Items]
Contractual amount	$ 4,337,625	$ 250,000,000